Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisitions [Abstract]
Schedule of business combination	We have allocated the purchase price based on our estimated fair value of the assets acquired and the liabilities assumed as follows:

West Fraser purchase consideration:
Fair value of West Fraser shares issued	$3,482
Fair value of equity-based compensation instruments	24
$3,506

Fair value of net assets acquired:
Cash and short-term investments	$642
Accounts receivable	232
Inventories	334
Prepaid expenses	12
Property, plant and equipment	2,088
Timber licenses	10
Other non-current assets	6
Other intangibles	17
Customer relationship intangible	470
Goodwill	1,339
Payables and accrued liabilities	(301)
Income tax payable	(155)
Current portion of reforestation and decommissioning obligations	(2)
Long-term debt	(720)
Other non-current liabilities	(36)
Deferred income tax liabilities	(430)
$3,506
We have allocated the purchase price based on our preliminary estimated fair value of the assets acquired and the liabilities assumed as follows:

West Fraser purchase consideration:
Cash consideration[1]	$310

Preliminary fair value of net assets acquired:
Cash	$8
Accounts receivable	7
Inventories	11
Property, plant and equipment	213
Goodwill	78
Payables and accrued liabilities	(7)
$310
1.A net outflow comprising the cash consideration of $310 million net of cash acquired of $8 million is presented in the consolidated statements of cash flows.

Schedule of detailed information about actual operating results of acquirees
The following tables represent the actual results of Norbord and Angelina included in our statement of earnings and the proforma results of operations for the year ended December 31, 2021. The proforma results assume the Norbord Acquisition and the Angelina Acquisition occurred on January 1, 2021, and that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition occurred on January 1, 2021.

Results Attributable to Acquired Businesses ($ millions)	Norbord Results for February 1 to December 31, 2021[1,3]	Angelina Results for December 1 to December 31, 2021[2,3]	Total
Sales	$4,175	$15	$4,190
Operating earnings	1,915	1	1,916
Earnings	1,427	1	1,428
1.Represents the results of the Norbord operations since the acquisition date that are included in our results.
2.Represents the results of the Angelina operations since the acquisition date that are included in our results.
3.Operating earnings and earnings Include purchase price accounting impacts of $93 million expense and $2 million expense for the one-time inventory adjustments in cost of products sold relating to the Norbord Acquisition and Angelina Acquisition, respectively.

Schedule of detailed information about pro forma operating results of acquirer and acquiree

Proforma 2021 Results ($ millions)	West Fraser Actual Results[2] 2021	Norbord Proforma Results[1] Jan-21	Angelina Proforma Results[1] Jan-21 to Nov-21	West Fraser Proforma Results[1,2] 2021
Sales	$10,518	$277	$163	$10,958
Operating earnings	3,945	115	61	4,121
Earnings	2,947	86	57	3,090
1.These unaudited proforma results have been provided as required per IFRS 3 - Business Combinations. West Fraser proforma YTD-21 presents West Fraser’s results as if the Norbord Acquisition and Angelina Acquisition were completed on January 1, 2021.
2.Operating earnings and earnings include purchase price accounting impacts of $93 million expense and $2 million expense for the one-time inventory adjustments in cost of products sold relating to the Norbord Acquisition and Angelina Acquisition, respectively.